REVENUE (Schedule of Revenue by each Major Product Categories) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Prescription drugs [Member] CNY	Dec. 31, 2013 Prescription drugs [Member] CNY	Dec. 31, 2012 Prescription drugs [Member] CNY	Dec. 31, 2014 Over-the-counter drugs [Member] CNY	Dec. 31, 2013 Over-the-counter drugs [Member] CNY	Dec. 31, 2012 Over-the-counter drugs [Member] CNY	Dec. 31, 2014 Nutritional supplements [Member] CNY	Dec. 31, 2013 Nutritional supplements [Member] CNY	Dec. 31, 2012 Nutritional supplements [Member] CNY	Dec. 31, 2014 Herbal products [Member] CNY	Dec. 31, 2013 Herbal products [Member] CNY	Dec. 31, 2012 Herbal products [Member] CNY	Dec. 31, 2014 Other products [Member] CNY	Dec. 31, 2013 Other products [Member] CNY	Dec. 31, 2012 Other products [Member] CNY
Segment Reporting Disclosure [Line Items]
Revenue	$ 475,988	2,953,314	2,699,103	2,549,856	658,031	601,934	519,557	1,183,665	1,059,154	997,997	393,466	392,009	399,397	124,810	109,284	100,419	593,342	536,722	532,486